Shareholder Report, Line Graph (Details) 193971_Innovator Premium Income 15 Buffer ETF - October_TF_TSR Annual {TF} - USD ($)				12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Sep. 29, 2023	Oct. 31, 2025
Innovator Premium Income 15 Buffer ETF® - October
Account Value [Line Items]
Line Graph and Table Measure Name				Innovator Premium Income 15 Buffer ETF - October NAV
Accumulated Value	$ 10,694	$ 10,032	$ 10,000	$ 11,322
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 TR
Accumulated Value	13,512	9,790	10,000	$ 16,410
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500
Accumulated Value	$ 13,305	$ 9,780	$ 10,000	$ 15,952